1933 Act/Rule 497(j)

                                            November 12, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

RE:      Phoenix-Aberdeen Worldwide Opportunities Fund
         Registration No. 2-16590

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on October 28, 2003.

                                            Very truly yours,
                                            /s/ Matthew A. Swendiman
                                            Matthew A. Swendiman
                                            Phoenix Investment Partners, Ltd.